Primary and secondary segments reporting - Schedule of condensed balance sheets and condensed underlying income statements by primary segments (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance sheet (condensed)
Financial assets		€ 300,026.0	€ 283,497.0	€ 243,203.0
Underlying income statement (condensed)
Net interest income		42,348.0	43,787.0	40,650.0
Net fee income		12,976.0	12,376.0	11,495.0
Gains (losses) on financial transactions		2,362.0	2,211.0	2,565.0
Other operating income		625.0	(331.0)	(759.0)
Total income		58,311.0	58,043.0	53,951.0
Net operating income		33,532.0	32,828.0	29,267.0
Net loan-loss provisions		(12,596.0)	(12,183.0)	(12,260.0)
Other gains (losses) and provisions		(2,255.0)	(3,298.0)	(2,002.0)
Operating profit/(loss) before tax	€ 6,193.0	18,681.0	17,347.0	15,005.0
Tax on profit	€ (635.0)	(4,723.0)	(4,844.0)	(3,880.0)
Profit/(loss) from continuing operations		13,958.0	12,503.0	11,125.0
Net profit from discontinued operations		1,542.0	1,241.0	1,058.0
Profit/(loss) for the year		15,500.0	13,744.0	12,183.0
Non-controlling interests		(1,399.0)	(1,170.0)	(1,107.0)
Underlying profit attributable to the parent		14,101.0	12,574.0	11,076.0
Customer deposits
Balance sheet (condensed)
Financial liabilities			1,005,605.0	1,002,669.0
Customers
Balance sheet (condensed)
Financial liabilities		1,041,200.0	1,055,936.0	1,047,169.0
Customers
Balance sheet (condensed)
Financial assets		1,037,288.0	1,054,069.0	1,036,349.0
Loans and advances to customers
Balance sheet (condensed)
Financial assets			1,017,160.0	1,003,465.0
Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		984,466.0	978,961.0	981,192.0
Customers funds
Balance sheet (condensed)
Financial liabilities		1,199,798.0	1,154,759.0	1,127,503.0
Customers
Balance sheet (condensed)
Financial liabilities		944,409.0	927,533.0	923,884.0
Investment funds
Balance sheet (condensed)
Memorandum items		255,389.0	227,226.0	203,618.0
Underlying results
Underlying income statement (condensed)
Net interest income		42,401.0	43,824.0	40,718.0
Net fee income		12,928.0	12,335.0	11,468.0
Gains (losses) on financial transactions		2,354.0	2,216.0	2,566.0
Other operating income		625.0	(391.0)	(812.0)
Total income		58,308.0	57,984.0	53,940.0
Total Costs		(26,410.0)	(27,354.0)	(26,501.0)
Net operating income		31,898.0	30,630.0	27,439.0
Net loan-loss provisions		(12,128.0)	(11,822.0)	(11,784.0)
Other gains (losses) and provisions		(834.0)	(1,431.0)	(350.0)
Operating profit/(loss) before tax		18,936.0	17,377.0	15,305.0
Tax on profit		(4,939.0)	(4,853.0)	(4,112.0)
Profit/(loss) from continuing operations		13,997.0	12,524.0	11,193.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		13,997.0	12,524.0	11,193.0
Non-controlling interests		(845.0)	(750.0)	(791.0)
Underlying profit attributable to the parent		13,152.0	11,774.0	10,402.0
Provision (release) of provision corresponding to results from commitments and contingent risks		50.0	47.0	(38.0)
Retail & Commercial Banking | Operating segment | Customer deposits
Balance sheet (condensed)
Financial liabilities			618,628.0	629,243.0
Retail & Commercial Banking | Operating segment | Customers
Balance sheet (condensed)
Financial liabilities		628,026.0
Retail & Commercial Banking | Operating segment | Customers
Balance sheet (condensed)
Financial assets		594,262.0
Retail & Commercial Banking | Operating segment | Loans and advances to customers
Balance sheet (condensed)
Financial assets			598,852.0	610,528.0
Retail & Commercial Banking | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		591,287.0	600,230.0	611,882.0
Retail & Commercial Banking | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		726,779.0	706,505.0	688,569.0
Retail & Commercial Banking | Customers | Operating segment
Balance sheet (condensed)
Financial liabilities		616,402.0	607,094.0	600,871.0
Retail & Commercial Banking | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		110,377.0	99,411.0	87,698.0
Retail & Commercial Banking | Underlying results
Underlying income statement (condensed)
Net interest income		26,528.0	27,854.0	25,586.0
Net fee income		6,222.0	6,022.0	6,077.0
Gains (losses) on financial transactions		680.0	805.0	837.0
Other operating income		(983.0)	(1,617.0)	(1,707.0)
Total income		32,447.0	33,064.0	30,792.0
Total Costs		(13,913.0)	(14,704.0)	(14,757.0)
Net operating income		18,534.0	18,359.0	16,036.0
Net loan-loss provisions		(7,150.0)	(7,064.0)	(7,542.0)
Other gains (losses) and provisions		(385.0)	(545.0)	(298.0)
Operating profit/(loss) before tax		10,998.0	10,750.0	8,195.0
Tax on profit		(2,974.0)	(3,132.0)	(2,076.0)
Profit/(loss) from continuing operations		8,024.0	7,619.0	6,120.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		8,024.0	7,619.0	6,120.0
Non-controlling interests		(314.0)	(273.0)	(232.0)
Underlying profit attributable to the parent		7,710.0	7,345.0	5,887.0
Openbank | Operating segment | Customer deposits
Balance sheet (condensed)
Financial liabilities			128,975.0	115,446.0
Openbank | Operating segment | Customers
Balance sheet (condensed)
Financial liabilities		129,946.0
Openbank | Operating segment | Customers
Balance sheet (condensed)
Financial assets		203,857.0
Openbank | Operating segment | Loans and advances to customers
Balance sheet (condensed)
Financial assets			207,107.0	199,158.0
Openbank | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		211,894.0	215,164.0	206,649.0
Openbank | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		138,999.0	137,122.0	120,996.0
Openbank | Customers | Operating segment
Balance sheet (condensed)
Financial liabilities		129,909.0	128,933.0	114,334.0
Openbank | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		9,089.0	8,189.0	6,662.0
Openbank | Underlying results
Underlying income statement (condensed)
Net interest income		11,036.0	10,777.0	10,221.0
Net fee income		1,479.0	1,508.0	1,229.0
Gains (losses) on financial transactions		(11.0)	(4.0)	116.0
Other operating income		511.0	596.0	709.0
Total income		13,015.0	12,877.0	12,274.0
Total Costs		(5,680.0)	(5,576.0)	(5,526.0)
Net operating income		7,335.0	7,302.0	6,748.0
Net loan-loss provisions		(4,457.0)	(4,562.0)	(4,106.0)
Other gains (losses) and provisions		(312.0)	(512.0)	35.0
Operating profit/(loss) before tax		2,566.0	2,228.0	2,677.0
Tax on profit		(489.0)	(294.0)	(426.0)
Profit/(loss) from continuing operations		2,077.0	1,934.0	2,251.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		2,077.0	1,934.0	2,251.0
Non-controlling interests		(336.0)	(275.0)	(350.0)
Underlying profit attributable to the parent		1,741.0	1,659.0	1,901.0
Corporate & Investment Banking | Operating segment | Customer deposits
Balance sheet (condensed)
Financial liabilities			198,872.0	200,592.0
Corporate & Investment Banking | Operating segment | Customers
Balance sheet (condensed)
Financial liabilities		221,321.0
Corporate & Investment Banking | Operating segment | Customers
Balance sheet (condensed)
Financial assets		204,210.0
Corporate & Investment Banking | Operating segment | Loans and advances to customers
Balance sheet (condensed)
Financial assets			178,746.0	163,627.0
Corporate & Investment Banking | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		146,065.0	130,840.0	132,308.0
Corporate & Investment Banking | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		149,731.0	147,492.0	166,721.0
Corporate & Investment Banking | Customers | Operating segment
Balance sheet (condensed)
Financial liabilities		137,267.0	133,433.0	152,156.0
Corporate & Investment Banking | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		12,464.0	14,059.0	14,565.0
Corporate & Investment Banking | Underlying results
Underlying income statement (condensed)
Net interest income		3,824.0	3,779.0	3,361.0
Net fee income		2,552.0	2,415.0	2,013.0
Gains (losses) on financial transactions		1,281.0	1,568.0	1,748.0
Other operating income		359.0	136.0	(22.0)
Total income		8,016.0	7,897.0	7,100.0
Total Costs		(3,752.0)	(3,922.0)	(3,381.0)
Net operating income		4,264.0	3,975.0	3,719.0
Net loan-loss provisions		(278.0)	(141.0)	(132.0)
Other gains (losses) and provisions		(37.0)	(19.0)	(9.0)
Operating profit/(loss) before tax		3,949.0	3,815.0	3,578.0
Tax on profit		(1,114.0)	(1,023.0)	(1,086.0)
Profit/(loss) from continuing operations		2,835.0	2,792.0	2,491.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		2,835.0	2,792.0	2,491.0
Non-controlling interests		(127.0)	(153.0)	(163.0)
Underlying profit attributable to the parent		2,708.0	2,639.0	2,328.0
Wealth Management & Insurance | Operating segment | Customer deposits
Balance sheet (condensed)
Financial liabilities			56,663.0	54,462.0
Wealth Management & Insurance | Operating segment | Customers
Balance sheet (condensed)
Financial liabilities		59,127.0
Wealth Management & Insurance | Operating segment | Customers
Balance sheet (condensed)
Financial assets		26,516.0
Wealth Management & Insurance | Operating segment | Loans and advances to customers
Balance sheet (condensed)
Financial assets			24,478.0	22,456.0
Wealth Management & Insurance | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		26,680.0	24,643.0	22,550.0
Wealth Management & Insurance | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		181,509.0	161,304.0	148,292.0
Wealth Management & Insurance | Customers | Operating segment
Balance sheet (condensed)
Financial liabilities		58,051.0	55,736.0	53,599.0
Wealth Management & Insurance | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		123,458.0	105,568.0	94,693.0
Wealth Management & Insurance | Underlying results
Underlying income statement (condensed)
Net interest income		1,335.0	1,591.0	1,499.0
Net fee income		1,642.0	1,442.0	1,209.0
Gains (losses) on financial transactions		512.0	256.0	178.0
Other operating income		552.0	298.0	197.0
Total income		4,042.0	3,587.0	3,082.0
Total Costs		(1,444.0)	(1,403.0)	(1,266.0)
Net operating income		2,598.0	2,183.0	1,816.0
Net loan-loss provisions		(20.0)	(42.0)	19.0
Other gains (losses) and provisions		(14.0)	(8.0)	(1.0)
Operating profit/(loss) before tax		2,564.0	2,134.0	1,834.0
Tax on profit		(532.0)	(509.0)	(429.0)
Profit/(loss) from continuing operations		2,032.0	1,624.0	1,405.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		2,032.0	1,624.0	1,405.0
Non-controlling interests		(50.0)	(40.0)	(45.0)
Underlying profit attributable to the parent		1,983.0	1,584.0	1,360.0
Payment Solutions | Operating segment | Customer deposits
Balance sheet (condensed)
Financial liabilities			1,038.0	1,418.0
Payment Solutions | Operating segment | Customers
Balance sheet (condensed)
Financial liabilities		1,392.0
Payment Solutions | Operating segment | Customers
Balance sheet (condensed)
Financial assets		977.0
Payment Solutions | Operating segment | Loans and advances to customers
Balance sheet (condensed)
Financial assets			1,066.0	1,165.0
Payment Solutions | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		1,002.0	1,087.0	1,194.0
Payment Solutions | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		1,392.0	1,038.0	1,418.0
Payment Solutions | Customers | Operating segment
Balance sheet (condensed)
Financial liabilities		1,392.0	1,038.0	1,418.0
Payment Solutions | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		0.0	0.0	0.0
Payment Solutions | Underlying results
Underlying income statement (condensed)
Net interest income		167.0	132.0	92.0
Net fee income		1,059.0	958.0	954.0
Gains (losses) on financial transactions		(24.0)	0.0	(10.0)
Other operating income		171.0	150.0	97.0
Total income		1,373.0	1,240.0	1,134.0
Total Costs		(1,203.0)	(1,209.0)	(1,111.0)
Net operating income		170.0	31.0	23.0
Net loan-loss provisions		(24.0)	(16.0)	(24.0)
Other gains (losses) and provisions		(12.0)	(247.0)	(15.0)
Operating profit/(loss) before tax		134.0	(233.0)	(17.0)
Tax on profit		(19.0)	(57.0)	(59.0)
Profit/(loss) from continuing operations		115.0	(290.0)	(75.0)
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		115.0	(290.0)	(75.0)
Non-controlling interests		(19.0)	(9.0)	(1.0)
Underlying profit attributable to the parent		96.0	(299.0)	(77.0)
Corporate Centre | Customer deposits
Balance sheet (condensed)
Financial liabilities			1,430.0	1,508.0
Corporate Centre | Customers
Balance sheet (condensed)
Financial liabilities		1,387.0
Corporate Centre | Customers
Balance sheet (condensed)
Financial assets		7,465.0
Corporate Centre | Loans and advances to customers
Balance sheet (condensed)
Financial assets			6,911.0	6,531.0
Corporate Centre | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		7,537.0	6,997.0	6,608.0
Corporate Centre | Customers funds
Balance sheet (condensed)
Financial liabilities		1,387.0	1,299.0	1,508.0
Corporate Centre | Customers
Balance sheet (condensed)
Financial liabilities		1,387.0	1,299.0	1,508.0
Corporate Centre | Investment funds
Balance sheet (condensed)
Memorandum items		0.0	0.0	0.0
Corporate Centre | Underlying results
Underlying income statement (condensed)
Net interest income		(490.0)	(308.0)	(41.0)
Net fee income		(27.0)	(11.0)	(13.0)
Gains (losses) on financial transactions		(82.0)	(408.0)	(302.0)
Other operating income		14.0	47.0	(86.0)
Total income		(585.0)	(680.0)	(442.0)
Total Costs		(417.0)	(540.0)	(460.0)
Net operating income		(1,003.0)	(1,220.0)	(901.0)
Net loan-loss provisions		(198.0)	3.0	2.0
Other gains (losses) and provisions		(75.0)	(99.0)	(62.0)
Operating profit/(loss) before tax		(1,275.0)	(1,317.0)	(961.0)
Tax on profit		190.0	162.0	(36.0)
Profit/(loss) from continuing operations		(1,085.0)	(1,155.0)	(998.0)
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		(1,085.0)	(1,155.0)	(998.0)
Non-controlling interests		0.0	1.0	0.0
Underlying profit attributable to the parent		€ (1,085.0)	€ (1,154.0)	€ (998.0)